The company - Agreement Related To Lumoxiti With AstraZeneca (Details) € in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)
Lumoxiti, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payments for licenses	$ 15.0	€ 13.4	$ 50.0	€ 43.8